Restructuring Charges (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges
Restructuring charges, net of tax	$ 11,100,000	$ 5,000,000	$ 7,000,000
Restructuring charges
Restructuring charges	18,177,000	8,162,000	11,448,000
Severance, retention, legal fees and other costs		35,000	2,245,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Balance at the beginning of the period	3,890,000	3,542,000
Costs incurred	18,177,000	8,162,000	11,448,000
Costs paid or otherwise settled	(17,525,000)	(7,814,000)
Balance at the end of the period	4,542,000	3,890,000	3,542,000
Centers of excellence initiative
Restructuring charges
Restructuring charges	9,267,000	3,416,000
Other costs	4,600,000	1,900,000
Consulting fees	4,700,000	1,500,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	9,267,000	3,416,000
Other
Restructuring charges
Restructuring charges		71,000	2,174,000
Other costs			1,000,000
Severance, retention, legal fees and other costs			1,200,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred		71,000	2,174,000
Terminix
Restructuring charges
Restructuring charges	3,652,000	3,560,000	2,352,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	3,652,000	3,560,000	2,352,000
Terminix | Branch optimization
Restructuring charges
Restructuring charges	3,652,000	3,560,000	2,352,000
Severance costs included in restructuring charges	400,000	100,000
Lease termination costs included in restructuring charges	3,300,000	3,500,000	2,400,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	3,652,000	3,560,000	2,352,000
TruGreen
Restructuring charges
Restructuring charges	3,241,000	1,115,000	6,922,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	3,241,000	1,115,000	6,922,000
TruGreen | Reorganization and restructuring
Restructuring charges
Restructuring charges	3,241,000	1,115,000	6,922,000
Severance costs included in restructuring charges	2,700,000	800,000	1,800,000
Lease termination costs included in restructuring charges	500,000	300,000	200,000
Other costs			200,000
Consulting fees			4,700,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	3,241,000	1,115,000	6,922,000
American Home Shield
Restructuring charges
Restructuring charges	647,000		(127,000)
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	647,000		(127,000)
American Home Shield | Reorganization and restructuring
Restructuring charges
Severance costs included in restructuring charges	647,000
ServiceMaster Clean
Restructuring charges
Restructuring charges	1,370,000	36,000	71,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	1,370,000	36,000	71,000
ServiceMaster Clean | Reorganization and restructuring
Restructuring charges
Severance costs included in restructuring charges	$ 1,370,000